Investments and assets and liabilities held for sale, Investments classification (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Investments Classification [Abstract]
Investments	R$ 9,240	R$ 7,206
Total investments	9,240	7,206
Presented in discontinued operations	(28,523)	(23,787)
Investments, net	R$ (19,283)	R$ (16,581)